Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company’s debt as of December 31, 2021 (Successor) and 2020 (Predecessor) is as follows:

	As of December 31, 2021 (Successor)		As of December 31, 2020 (Predecessor)
Debt Description	Interest Rate	Amount	Interest Rate	Amount
2018 Term Loan, as amended		$—	7.75%	$29,700
2018 DDTL		—	7.75%	2,990
2020 Term Loan		—	3-month LIBOR + 7.50%	19,401
2020 DDTL		—	3-month LIBOR + 7.50%	40,500
New Credit Agreement Revolver	3.60%	27,000		—
New Credit Agreement Term Loan	3.72%	125,000		—

Total principal long-term debt				92,591
Debt issuance costs		(1,812)		(1,867)
PPP and other loans		—		$2,615

Total debt		150,188		93,339
Less: current portion of long-term debt		29,697		2,853

Long-term debt, net of current portion		$120,491		$90,486

Schedule of Balances of Term Loan	The balance of the Term Loan matures as follows:

Year ended	Total

2022	$3,096
2023	5,982
2024	8,453
2025	7,836
2026	99,633
Thereafter	—

Total	$125,000